Related party transactions (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Related Party Transaction [Line Items]
Number of options granted	2,158,333	2,318,750	1,885,000
Director and Officer [Member]
Related Party Transaction [Line Items]
Due to related parties | $	$ 81,840	$ 66,181
Director and Officer [Member] | Share-Based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Number of options granted	913,333	1,056,250	400,000
Shares issued, price per share | (per share)	$ 0.18	$ 0.14	$ 0.22	$ 0.25	$ 0.20	$ 0.30